Related Party Transactions (Details) - USD ($)							3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 16, 2020	Nov. 16, 2020	Aug. 18, 2020	Aug. 18, 2020	Aug. 12, 2020	Aug. 12, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 19, 2020	Oct. 14, 2020	Feb. 15, 2018
Related Party Transactions (Details) [Line Items]
Sponsor shares (in Shares)															431,250
Shares forfeited (in Shares)	431,250
Founder shares percentage	20.00%	20.00%
Price per unit (in Dollars per share)							$ 11.50			$ 11.50
Cover expenses				$ 71,000
Additional paid in capital							$ 10,275,771		$ 9,223,081	$ 10,275,771		$ 9,223,081
Note payable														$ 71,000
Working capital loans convertible into warrants							293,000		1,500,000	293,000		1,500,000
Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Medical supplies amount							127,194	$ 26,249		237,574	$ 35,751	148,276	$ 30,417
Subcontractor payments							190,739	152,211	1,044,120	500,057	221,111
Comission payments							55,164	$ 0		143,947	$ 0
Accounts payable							34,342		34,342	34,342		34,342
Due to related parties							5,169		5,169	5,169		5,169
Accounts payable							1,069,026		1,125,522	1,069,026		1,125,522	529,205
Additional paid in capital							143,108,386		142,346,852	143,108,386		142,346,852	141,659,780
Note payable							$ 1,173,595		$ 1,258,851	1,173,595		$ 1,258,851	$ 1,316,408
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loan to cover expenses			$ 150,000	$ 150,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants										$ 2,533,333
Price per unit (in Dollars per share)							$ 1.50		$ 1.50	$ 1.50		$ 1.50		$ 10.00
Gross proceeds									$ 3,800,000,000,000	$ 3,800,000
Purchase of warrants (in Shares)									2,533,333	2,533,333
Warrant liability									$ 2,052,000
Additional paid in capital									$ 1,748,000			$ 1,748,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Offering costs					$ 25,000	$ 25,000				$ 25,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)					3,737,500	3,737,500	2,875,000		2,875,000	2,875,000		2,875,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Shares forfeited (in Shares)	431,250
Shares surrendered (in Shares)															431,250
Class B Common Stock [Member] | Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)							55,008		55,008	55,008		55,008	55,008
Common stock, par value (in Dollars per share)
Price per unit (in Dollars per share)																$ 0.01
Class B Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)		431,250
Class B Common Stock [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Purchase of warrants (in Shares)						3,737,500
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)							1,821,062		1,715,792	1,821,062		1,715,792
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock equal or exceeds percentage (in Dollars per share)									12.00	12.00
Price per unit (in Dollars per share)							$ 11.50		$ 11.50	$ 11.50		$ 11.50
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)							35,497		35,497	35,497		35,497	35,497
Common stock, par value (in Dollars per share)
Accounts Payable [Member] | Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable									$ 5,169			$ 5,169	$ 1,051
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	2,875,000	2,875,000
Minimum [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	2,875,000	2,875,000													3,306,250
Minimum [Member] | Class B Common Stock [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)															3,737,500
Minimum [Member] | Class B Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	3,306,250	3,306,250
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	3,306,250	3,306,250
Maximum [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	3,306,250	3,306,250													3,737,500
Maximum [Member] | Class B Common Stock [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)															3,306,250
Maximum [Member] | Class B Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	2,875,000	2,875,000
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price per unit (in Dollars per share)							1.50			1.50
Warrant [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)							$ 1,500,000			$ 1,500,000
Warrant [Member] | Post Business Combination Entity [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)									$ 1.50			$ 1.50